Significant Accounting Policies and Practices - Schedule of Common Stock Equivalents (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	6,046,245	43,761,941	4,181,859	1,612,112
Convertible notes [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			276,597	14,808
Warrants [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			2,401,378	1,310,343
Options [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			569,922	103,679
Series A Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			10,870
Series E Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			11	23
Series F Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			114,150	31,180
Series G Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			1,296,000	78,188
Series H Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			73,891	73,891
Series I Preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total			378,120